Supplementary Financial Statement Information (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Property and equipment	$ 29,182	$ 29,807
Israel [Member]
Disclosure of geographical areas [line items]
Property and equipment	22,401	22,615
United States [Member]
Disclosure of geographical areas [line items]
Property and equipment	4,033	4,369
Europe [Member]
Disclosure of geographical areas [line items]
Property and equipment	1,307	1,412
Japan [Member]
Disclosure of geographical areas [line items]
Property and equipment	282	302
Other [Member]
Disclosure of geographical areas [line items]
Property and equipment	$ 1,159	$ 1,109